Research and development expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and development expenses
Labor	$ 13,901,236	$ 5,471,136	$ 4,403,038
Materials	2,367,340	2,383,730	3,253,593
Government grants			(476,985)
Share-based compensation expense	821,706	811,381	254,438
Research and development expenses	$ 17,090,282	$ 8,666,247	$ 7,434,084